Long-term debt (Tables)	6 Months Ended
Jun. 30, 2018
Long-term debt
Long-term debt
end of	2Q18	1Q18	4Q17
Long-term debt (CHF million)
Senior	143,119	143,757	148,542
Subordinated	21,770	21,415	23,627
Non-recourse liabilities from consolidated VIEs	1,072	994	863
Long-term debt	165,961	166,166	173,032
of which reported at fair value	62,205	61,536	63,628
of which structured notes	49,734	49,032	51,465

Schedule of Structured notes
Structured notes by product
end of	2Q18	1Q18	4Q17
Structured notes (CHF million)
Equity	33,363	30,760	32,059
Fixed income	12,841	13,827	14,471
Credit	3,170	4,188	4,678
Other	360	257	257
Total structured notes	49,734	49,032	51,465

Bank
Long-term debt
Long-term debt
end of	6M18	2017
Long-term debt (CHF million)
Senior	143,206	148,568
Subordinated	20,832	22,611
Non-recourse liabilities from consolidated VIEs	1,072	863
Long-term debt	165,110	172,042
of which reported at fair value	61,272	62,622
of which structured notes	49,734	51,465

Schedule of Structured notes	Structured notes by product
end of	6M18	2017
Structured notes (CHF million)
Equity	33,363	32,059
Fixed income	12,841	14,471
Credit	3,170	4,678
Other	360	257
Total structured notes	49,734	51,465